Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-Of-Use Assets	Right-of-use assets

	As of December 31,
	2023	2022
Carrying amounts
Land and buildings	$29,788	$20,211
Others	624	878
	$30,412	$21,089

	For the Year Ended December 31
	2023	2022	2021
Additions to right-of-use assets	$23,146	$10,330	$9,800

Depreciation expenses of right-of-use assets
Land and buildings	$12,639	$12,400	$11,901
Others	374	435	386
	$13,013	$12,835	$12,287

Schedule of Lease Liabilities	Lease liabilities

	As of December 31,
	2023	2022
Lease liabilities	$30,138	$21,473

Current	$11,296	$10,073
Non-current	18,842	11,400
	$30,138	$21,473

Discount rates	1.20%-3.10%	1.20%-2.81%

Schedule of Other Lease Information	Other lease information

	For the Year Ended December 31
	2023	2022	2021
Expenses relating to short-term leases and low-value asset leases	$2,800	$1,537	$1,263

Total cash outflows for leases	$(16,002)	$(14,863)	$(14,025)